Note 16 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011	December 31, 2012

Interest rate swap contracts	Current liabilities – Derivatives	1,907,088	1,718,438

Interest rate contracts	Long-term liabilities – Derivatives	1,544,409	675,130

Total derivative liabilities		3,451,497	2,393,568

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
FFA contracts – Fair value	Change in fair value of derivatives	9,692,455	(574,336)	-
FFA contracts - Realized loss	Change in fair value of derivatives	(10,875,776)	910,088	(2,247)
Interest rate – Fair value	Change in fair value of derivatives	(1,468,650)	(76,516)	1,057,928
Interest rate contracts - Realized loss	Change in fair value of derivatives	(1,569,846)	(1,758,158)	(1,693,084)
Total loss on derivatives		(4,221,817)	(1,498,122)	(637,403)